Financial assets and liabilities	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Financial assets and liabilities
Note 18. Financial assets and liabilities
18.1 Borrowings:

	As of December 31, 2022	As of December 31, 2021
Noncurrent
Borrowings	477,601	447,751

Total noncurrent	477,601	447,751

Current
Borrowings	71,731	163,222

Total current	71,731	163,222

Total Borrowings	549,332	610,973

Below are the maturity dates of Company borrowings (excluding lease liabilities) and their exposure to interest rates:

	As of December 31, 2022	As of December 31, 2021
Fixed interest
Less than 1 year	48,588	109,016
From 1 to 2 years	154,895	112,860
From 2 to 5 years	232,279	214,491
Over 5 years	65,427	75,468

Total	501,189	511,835
Variable interest
Less than 1 year	23,143	54,206
From 1 to 2 years	—	44,932
From 2 to 5 years	25,000	—

Total	48,143	99,138

Total Borrowings	549,332	610,973

See Note 18.5.2 for information on the fair value of the borrowings.

The carrying amount of borrowings as of December 31, 2022 and 2021 of the Company through its subsidiary Vista Argentina, is as follows:

Company	Execution date	Currency	Principal	Interest	Annual rate	Maturity date	As of December 31, 2022		As of December 31, 2021
Banco Galicia, Banco Itaú Unibanco, Banco Santander Rio a nd Citibank NA (1)	July, 2018	USD	150,000	Variable	LIBOR + 4.50%	July, 2023	69,121	(2)	184,581
			150,000	Fixed	8.00%
Banco BBVA S.A.	July, 2019	USD	15,000	Fixed	9.40%	July, 2022	—		5,081
Santander International	January, 2021	USD	11,700	Fixed	1.80%	January, 2026	68	(2) (3)	137	(3)
Santander International	July, 2021	USD	43,500	Fixed	2.05%	July, 2026	79	(2) (3)	60	(3)
Santander International	January, 2022	USD	13,500	Fixed	2.45%	January, 2027	28	(2) (3)	—
ConocoPhillips Company	January, 2022	USD	25,000	Variable	LIBOR + 2.00%	September, 2026	25,594	(2)	—
Bolsas y Mercados Argentinos S.A.	December, 2021	ARS	917,892	Fixed	32.00%	March, 2022	—		3,191	(4)

					Total		94,890		193,050

(1)	As of December 31, 2022 and 2021, the Company should meet the following financial ratios according to the parameters defined in the loan agreement:

(i)	The ratio of consolidated net debt to consolidated EBITDA (“Earnings Before Interest, Tax, Depreciation and Amortization.”)

(ii)
The consolidated interest coverage rate as of the last day of every tax quarter. The consolidated interest coverage rate is the proportion of (a) consolidated EBITDA to (b) consolidated interest expenses for the period.

This credit facility includes covenants restricting, but not prohibiting, among other things, Vista Argentina, Vista Holding I, Vista Holding II, Aluvional and AFBN, and the Company’s ability to: (i) incur or guarantee additional debt; (ii) create liens on its assets to secure debt; (iii) dispose of assets (iv) merge or consolidate with another person or sell or otherwise dispose of all or substantially all of its assets; (v) change their existing line of business (vi) declare or pay any dividends or return any capital; (vii) make investments; (viii) enter into transactions with affiliates; and (ix) change their existing accounting practices. As of December 31, 2022, and 2021, there was no non-compliance
of said affirmative, negative and financial covenants.

(2)	See Note 36 for further information.
(3)	The carrying amount is related to interest and the principal is collateralized.
(4)	Net amount of 6,793 from short-term investments granted as securities.
Moreover, Vista Argentina issued nonconvertible debt securities, under the name “
Programa de Notas
” approved by the National Securities Commission in Argentina (“CNV” by its Spanish acronym). The following chart shows the carrying amount of ON effective as of December 31, 2022 and 2021:

Company	Execution date	Currency	Principal		Interest	Annual rate	Maturity date	As of December 31, 2022		As of December 31, 2021
ON II	August, 2019	USD	50,000		Fixed	8.50%	August, 2022	—		50,492
ON III	February, 2020	USD	50,000	(1)	Fixed	3.50%	February, 2024	9,607	(2)	50,316
ON IV	August, 2020	ARS	725,650		Variable	Badlar + 1.37%	February, 2022	—		7,427

Company	Execution date	Currency	Principal		Interest	Annual rate	Maturity date	As of December 31, 2022		As of December 31, 2021
ON V	August, 2020	USD	20,000	(3)	Fixed	0.00%	August, 2023	—		19,869
	December, 2020	USD	10,000	(3)	Fixed	0.00%	August, 2023	—		9,931
ON VI	December, 2020	USD	10,000		Fixed	3.24%	December, 2024	9,968	(2)	9,940
ON VII	March, 2021	USD	42,371		Fixed	4.25%	March, 2024	42,200	(2)	41,970
ON VIII	March, 2021	ARS	3,054,537	(4)	Fixed	2.73%	September, 2024	45,185	(2)	40,888
ON IX	June, 2021	USD	38,787	(3)	Fixed	4.00%	June, 2023	—		38,551
ON X	June, 2021	ARS	3,104,063	(4)	Fixed	4.00%	March, 2025	40,765	(2)	36,891
ON XI	August, 2021	USD	9,230		Fixed	3.48%	August, 2025	9,214	(2)	9,196
ON XII	August, 2021	USD	100,769		Fixed	5.85%	August, 2031	102,504	(2)	102,452
ON XIII	June, 2022	USD	43,500		Fixed	6.00%	August, 2024	43,211	(2)	—
ON XIV	November, 2022	USD	40,511	(1)	Fixed	6.25%	November, 2025	36,408		—
ON XV	December, 2022	USD	13,500		Fixed	4.00%	January, 2025	13,413	(2)	—
ON XVI	December, 2022	USD	63,450	(3)	Fixed	0.00%	June, 2026	63,079		—
ON XVII	December, 2022	USD	39,118		Fixed	0.00%	December, 2026	38,888		—

							Total	454,442		417,923

						Total Borrowings		549,332		610,973

(1)
On November 10, 2022, the Company settled in part ON III by issuing ON XIV for 40,511, net of 4,135 of treasury stock, which generated no cash flows. As of December 31, 2022 the carrying amount related to ON III include 118 of interest.

(2)	See Note 36 for further information.
(3)
On December 6, 2022, the Company settled ON V and IX for a total amount of 68,787, out of which: i) 60,935 issued ON XVI and; ii) 7,852 are related to the payment of principal remaining. Therefore, the Company issued ON XVI for a total amount of 63,450, out which: i) 60,935 are related to the swap mentioned above and; ii) 2,515 related to the loss from the issuance (see Note 11.3).

(4)	Amount in UVA, adjusted by CER (see Note 11.3).
Under the aforementioned program, Vista Argentina may list and issue debt securities in Argentina for a total principal up to 800,000 or its equivalent in other currencies at any time.
18.2 Changes in liabilities from financing activities
Changes in the borrowings were as follows:

	As of December 31, 2022	As of December 31, 2021
Amounts at beginning of year	610,973	539,786
Proceeds from borrowings (1)	228,614	361,203
Borrowings interest (Note 11.2) (2)	28,886	50,660
Payment of borrowings cost	(1,670)	(3,326)
Payment of borrowings interest	(34,430)	(54,636)

	As of December 31, 2022	As of December 31, 2021
Payment of borrowings principal (1)	(294,917)	(284,695)
Amortized cost (Note 11.3) (2)	2,365	4,164
Remeasurement in borrowings (Note 11.3) (2)	52,817	19,163
Changes in foreign exchange rate (2)	(45,821)	(21,346)
Other financial expense (Note 11.3) (2)	2,515	—

Amounts at end of year	549,332	610,973

(1)
As of December 31. 2022, borrowings received and principal payments include 99,826 related to the ON swapping mentioned in Note 18.1. As of December 31, 2021, including 358,093 from borrowings received and 3,110 from the release of government bonds granted as security of prior Borrowings. These transactions did not generate cash flows.

(2)	These transactions did not generate cash flows.
18.3 Warrants
Along with the issuance of Series A ordinary shares in the IPO, the Company placed 65,000,000 warrants to purchase a third of Series A ordinary shares at an exercise price of 11.50 USD/share (the “Series A warrants.”). Under those terms they expired on April 4, 2023, or earlier if after the exercise option the closing price of a Series A share is equal to or higher than the price equal to USD 18.00 during 20 trading days within a
30-day
trading, and the Company opts for the early termination of the exercise term. Should the Company opt for the early termination, it will be entitled to declare that Series A warrants will be exercised “with no payment in cash.” Should the Company opt for the exercise with no payment in cash, the holders of Series A warrants that choose to exercise the option should deliver and receive a variable number of Series A shares resulting from the formula established in the deed of issue of warrants that captures the average of the equivalent in USD of the closing price of Series A shares during a
10-day
period.
Almost at the same time, the Company’s promoters purchased 29,680,000 warrants to purchase a third of Series A ordinary shares at an exercise price of 11.50 USD/share (the “warrants”) for 14,840 in a private placement made at the same time as the IPO closing in Mexico. Warrants are identical and fungible with Series A warrants; however, the former could have differences regarding the early termination and may be exercised for cash or no cash for a variable number of Series A shares at the discretion of the Company’s promoters or authorized assignees. If warrants are held by other persons, then they will be exercised on the same basis as the other securities.
The warrants exercise period began on August 15, 2018.
On February 13, 2019, the Company completed the sale of 5,000,000 warrants for the purchase of a third of Series A ordinary shares in agreement with the forward purchase agreement and certain subscription commitment at an exercise price of 11.50 USD/share (the “warrants”).
On October 4, 2022 the meeting of holders of the Warrants issued by the Company (identified with the ticker symbol “VTW408A-EC001” - the “Warrants”), approved the amendments to the warrant indenture and the global certificate that covers such Warrants, by means of which a cashless exercise mechanism was implemented that entitles the holders, to obtain 1 Series A share representative of the capital stock of the Company for each 31 Warrants owned.
As of October 4, 2022, the liability for warrants was settled for 32,894, an amount equal to the 3,215,483 series “A” shares and was recognized under “Other equity instruments” (see Note 18.5.1 and 21.1).
Thus, as of December 31, 2022, a total of 2,038,643 Series A shares were issued (For further information see Note 36). They have no nominal value (see Note 21.1).

Noncurrent	As of December 31, 2022	As of December 31, 2021
Warrants	—	2,544

Total noncurrent	—	2,544

18.4 Financial instruments by category
The following chart includes the financial instruments broken down by category:

As of December 31, 2022	Financial assets/liabilities at amortized cost	Financial assets/liabilities FVTPL	Total financial assets/liabilities
Assets
Plan assets (Note 23)	1,055	5,703	6,758
Trade and other receivables (Note 17)	801	—	801

Total noncurrent financial assets	1,856	5,703	7,559

Cash, bank balances and other short-term investments (Note 20)	41,516	202,869	244,385
Trade and other receivables (Note 17)	50,048	—	50,048

Total current financial assets	91,564	202,869	294,433

Liabilities
Borrowings (Note 18.1)	477,601	—	477,601
Lease liabilities (Note 15)	20,644	—	20,644

Total noncurrent financial liabilities	498,245	—	498,245

Borrowings (Note 18.1)	71,731	—	71,731
Trade and other payables (Note 26)	221,013	—	221,013
Lease liabilities (Note 15)	8,550	—	8,550

Total current financial liabilities	301,294	—	301,294

As of December 31, 2021	Financial assets/liabilities at amortized cost	Financial assets/liabilities FVTPL	Total financial assets/liabilities
Assets
Plan assets (Note 23)	7,594	—	7,594
Trade and other receivables (Note 17)	199	—	199

Total noncurrent financial assets	7,793	—	7,793

Cash, bank balances and other short-term investments (Note 20)	185,546	129,467	315,013
Trade and other receivables (Note 17)	32,430	—	32,430

Total current financial assets	217,976	129,467	347,443

Liabilities
Borrowings (Note 18.1)	447,751	—	447,751
Trade and other payables (Note 26)	50,159	—	50,159
Warrants (Note 18.3)	—	2,544	2,544
Lease liabilities (Note 15)	19,408	—	19,408

Total noncurrent financial liabilities	517,318	2,544	519,862

Borrowings (Note 18.1)	163,222	—	163,222
Trade and other payables (Note 26)	138,482	—	138,482
Lease liabilities (Note 15)	7,666	—	7,666

Total current financial liabilities	309,370	—	309,370

Below are income, expenses, profit, or loss from each financial instrument:
For the year ended December 31, 2022:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total financial assets/liabilities
Interest income (Note 11.1)	809	—	809
Interest expense (Note 11.2)	(28,886)	—	(28,886)
Amortized cost (Note 11.3)	(2,365)	—	(2,365)
Changes in the fair value of warrants (Note 11.3)	—	(30,350)	(30,350)
Net changes in foreign exchange rate (Note 11.3)	33,263	—	33,263
Discount of assets and liabilities at present value (Note 11.3)	(2,561)	—	(2,561)
Changes in the fair value of financial assets (Note 11.3)	—	(17,599)	(17,599)
Interest expense on lease liabilities (Note 11.3)	(1,925)	—	(1,925)
Discount for well plugging and abandonment (Note 11.3)	(2,444)	—	(2,444)
Remeasurement in borrowings (Note 11.3)	(52,817)	—	(52,817)
Other (Note 11.3)	9,242	—	9,242

Total	(47,684)	(47,949)	(95,633)

For the year ended December 31, 2021:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total financial assets/liabilities
Interest income (Note 11.1)	65	—	65
Interest expense (Note 11.2)	(50,660)	—	(50,660)
Amortized cost (Note 11.3)	(4,164)	—	(4,164)
Changes in the fair value of warrants (Note 11.3)	—	(2,182)	(2,182)
Net changes in foreign exchange rate (Note 11.3)	14,328		14,328
Discount of assets and liabilities at present value (Note 11.3)	(2,300)		(2,300)
Changes in the fair value of financial assets (Note 11.3)	—	5,061	5,061
Interest expense on lease liabilities (Note 11.3)	(1,079)	—	(1,079)
Discount for well plugging and abandonment (Note 11.3)	(2,546)	—	(2,546)
Remeasurement in borrowings (Note 11.3)	(19,163)	—	(19,163)
Other (Note 11.3)	4,851	—	4,851

Total	(60,668)	2,879	(57,789)

For the year ended December 31, 2020:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total financial assets/liabilities
Interest income (Note 11.1)	822	—	822
Interest expense (Note 11.2)	(47,923)	—	(47,923)
Amortized cost (Note 11.3)	(2,811)	—	(2,811)
Changes in the fair value of warrants (Note 11.3)	—	16,498	16,498
Net changes in foreign exchange rate (Note 11.3)	3,068	—	3,068
Discount of assets and liabilities at present value (Note 11.3)	(3,432)	—	(3,432)
Impairment of financial assets (Note 11.3)	(4,839)	—	(4,839)
Changes in the fair value of financial assets (Note 11.3)	—	(645)	(645)
Interest expense on lease liabilities (Note 11.3)	(1,641)	—	(1,641)
Discount for well plugging and abandonment (Note 11.3)	(2,584)	—	(2,584)
Other (Note 11.3)	633	—	633

Total	(58,707)	15,853	(42,854)

18.5 Fair value
This note includes information on the Company’s method for assessing the fair value of its financial assets and liabilities.

18.5.1 Fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis
The Company classifies the measurements at fair value of financial instruments using a fair value hierarchy, which shows the relevance of the variables applied to carry out these measurements. The fair value hierarchy has the following levels:

•	Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.

•	Level 2: data other than the quoted prices included in Level 1 that are observable for assets or liabilities, either directly (that is prices) or indirectly (that is derived from prices).

•	Level 3: data on the asset or liability that are based on information that cannot be observed in the market (that is, non-observable data).
The following chart shows the Company’s financial assets and liabilities measured at fair value as of December 31, 2022 and 2021:

As of December 31, 2022	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
Short-term investments	202,869	—	—	202,869
Plan assets	5,703	—	—	5,703

Total assets	208,572	—		208,572

As of December 31, 2021	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
Short term investments	129,467	—	—	129,467

Total assets	129,467	—	—	129,467

As of December 31, 2021	Level 1	Level 2	Level 3	Total
Liabilities
Financial liabilities at fair value through profit or loss
Warrants	—	—	2,544	2,544

Total liabilities	—	—	2,544	2,544

The value of financial instruments traded in active markets is based on quoted market prices as of the date of these accompanying consolidated financial statements. A market is considered active when quoted prices are available regularly through a stock exchange, a broker, a specific sector entity or regulatory agency, and these prices reflect regular and current market transactions between parties at arm’s length. The quoted market price used for financial assets held by the Company is the current offer price. These instruments are included in Level 1.
For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. These valuation techniques maximize the use of observable market data, when available, and minimize the use of Company’s specific estimates. Should all significant variables used to establish the fair value of a financial instrument be observable, the instrument is included in Level 2.
Should one or more variables used in determining the fair value not be observable in the market, the financial instrument is included in Level 3.
There were no transfers between Level 1 and Level 2 during the years ended December 31, 2022, and 2021.

The fair value of warrants was determined using the Black & Scholes model considering the expected volatility of the Company’s ordinary shares upon estimating the future volatility of Company share price. The risk-free interest rate for the expected useful life of warrants was based on the available return of benchmark government bonds with an equivalent remainder term upon the grant. The expected life was based on the contractual terms.
The following assumptions were used in estimating the fair value of warrants as of December 31, 2021:

As of December 31, 2021
Annualized volatility	39.94%
Risk free domestic interest rate	7.15%
Risk free foreign interest rate	0.55%
Remainder period in years	1.29 years
It is a recurring Level 3 fair value measurement. The key Level 3 inputs used by Management to assess fair value are market price and expected volatility. As of December 31, 2021: (i) should market price increase by 0,10 it would increase the obligation by about 277; (ii) should market price decrease by 0,10 it would drop the obligation by about 258; (iii) should volatility increase by 50 basis points, it would rise the obligation by about 135 and; (iv) should volatility slip by 50 basis points, it would reduce the obligation by about 133.
The Company settled the financial liabilities for warrants as of December 31, 2022.
Reconciliation of level 3 measurements at fair value:

	As of December 31, 2022	As of December 31, 2021
Warrants liability amount at beginning of year:	2,544	362
Loss from changes in the fair value of warrants (Note 11.3)	30,350	2,182
Other equity instruments	(32,894)	—

Amounts at end of year	—	2,544

18.5.2 Fair value of financial assets and liabilities that are not measured at fair value (but require fair value disclosures)
Except for the information included in the following chart, the Company considers that the carrying amounts of financial assets and liabilities recognized in the consolidated financial statements approximate to its fair values, as explained in the related notes.

As of December 31, 2022	Carrying amount	Fair value	Level
Liabilities
Borrowings	549,332	459,122	2

Total liabilities	549,332	459,122

As of December 31, 2021	Carrying amount	Fair value	Level
Liabilities
Borrowings	610,973	560,409	2

Total liabilities	610,973	560,409

18.6 Risk management objectives and policies concerning financial instruments
18.6.1 Financial risk factors
The Company’s activities are exposed to several financial risks: market risk (including exchange rate risk, price risk and interest rate risk), credit risk and liquidity risk.
Financial risk management is included in the Company’s global policies, and it adopts a comprehensive risk management policy focused on tracking risks affecting the entire Company. This strategy aims at striking a balance between profitability targets and risk exposure levels. Financial risks are derived from the financial instruments to which the Company is exposed during period-end
or as of every
year-end.
The Company’s financial department, controls financial risk by identifying, assessing and covering financial risks The risk management systems and policies are reviewed regularly to show the changes in market conditions and the Company’s activities. This section includes a description of the main risks and uncertainties, which may adversely affect the Company’s strategy, performance, operational results and financial position.
18.6.1.1 Market risk
Exchange rate risk
The Company’s financial position and results of operations are sensitive to exchange rate changes between USD and ARS. As of December 31, 2022 and 2021, the Company performed foreign exchange currency hedge transactions, and the impact in the results is recognized in “Other financial income (expense)”.
Most Company sales are denominated in USD, or the changes in sales follow the changes in USD listed price.
During the years ended December 31, 2022, and 2021, ARS depreciated by about 72% and 22%, respectively.
The following chart shows the sensitivity to a reasonable change in the exchange rates of ARS to USD while maintaining the remainder variables constant. Impact on profit is related to changes in the fair value of assets and liabilities denominated in currencies other than USD, the Company’s functional currency. The Company’s exposure to changes in foreign exchange rates for the remainder currencies is immaterial.

	As of December 31, 2022	As of December 31, 2021
Changes in rates in Argentine pesos	+/- 78%	+/- 63%
Effect on profit or loss	(57,193) / 57,193	(69,835) / 69,835
Effect on equity	(57,193) / 57,193	(69,835) / 69,835
Inflation in Argentina
As of December 31, 2022, and 2021, the 3 (three)-year cumulative inflation rate stood at about 300%, and 216%, respectively.
Price risk
The Company’s financial instruments are not significantly exposed to the risks of hydrocarbon international prices due to current regulatory, economic and government policies, and the fact that domestic gas prices are not directly affected in the short tun by the changes in the international market.
Moreover, the Company’s investments in financial assets classified “at fair value through profit or loss” are sensitive to the risk of changes in market prices derived from uncertainties on the future value of these financial assets.

The Company estimates that provided that the remainder variables remain constant, a revaluation (devaluation) of each market price detailed below will give rise to the following increase (decrease) in profit (loss) for the year before taxes in relation to the financial assets at fair value through profit or loss detailed in Note 18.5 to the consolidated financial statements:

	As of December 31, 2022	As of December 31, 2021
Changes in government bonds	+/- 10%	+/- 10%
Effect on profit before income tax	243 / (243)	380 /(380)
Changes in mutual funds	+/- 10%	+/- 10%
Effect on profit before income tax	20,044 / (20,044)	12,567 / (12,567)
Interest rate risk
The purpose of interest rate risk management is to minimize finance costs and limit the Company’s exposure to interest rate increases.
For the years ended December 31, 2022, and 2021 the average interest rate was 57% and 40%, respectively.
Variable-rate indebtedness exposes the Company’s cash flows to interest rate risk due to the potential volatility. Fixed-rate indebtedness exposes the Company to interest rate risk on the fair value of its liabilities as they could be considerably higher than variable rates. As of December 31, 2022, and 2021, about 9% and 16% of indebtedness was subject to variable interest rates. For the years ended December 31, 2022, and 2021, the variable interest rate of loans denominated in USD stood at 4.55% and 4.81%, respectively, and it amounted to 36.31% and 35.55%, respectively, for loans denominated in ARS.
The Company expects to lessen its interest rate exposure by analyzing and assessing (i) the different sources of liquidity available in domestic and international financial and capital markets (if available); (ii) alternative (fixed or variable) interest rates, currencies and contractual terms available for companies in a sector, industry and risk similar to the Company’s; and (iii) the availability, access and cost of interest rate hedge contracts. Hence, the Company assesses the impact on profit or loss of each strategy on the obligations that represent the main positions to the main interest-bearing positions.
In the case of fixed rates and in view of current market conditions, the Company considers that the risk of a major decrease in interest rates is low; therefore, it does not expect substantial fixed rate debt risk.
For the years ended December 31, 2022 and 2021, the Company did not use derivative financial instruments to mitigate interest rate risks.
18.6.1.2 Credit risk
The Company establishes credit limits according to Management definitions based on internal or external ratings. It performs ongoing credit assessments on the customers’ financial capacity, which minimizes the potential risk of doubtful accounts. The customer’s credit risk is managed according to the Company’s customer credit risk management policy, procedures and controls. Pending accounts receivable are monitored on a regular basis.
Credit risk represents the exposure to potential losses from customer noncompliance with the obligations assumed. This risk is mainly derived from economic and financial factors.
The Company established a reserve for expected credit losses that represents the best estimate of potential losses related to trade and other receivables.
The Company has the following credit risk concentration with respect to its interest in all receivables as of December 31, 2022, and 2021, and revenue per year.

	As of December 31, 2022	As of December 31, 2021
Percentages to total trade receivables:
Customers
Raizen Argentina S.A.	32%	53%
Trafigura Argentina S.A.	19%	2%
PEMEX	18%	8%
Cinergia Chile S.p.a	10%	-

	For the year ended December 31, 2022	For the year ended December 31, 2021
Percentages to revenue from contracts with customers per product:
Crude oil
Trafigura Argentina S.A.	26%	40%
Trafigura Pte LTD	21%	-
Raizen Argentina S.A.	20%	26%
Valero Marketing and Supply Company	8%	10%
Natural gas
Cinergia Chile S.p.a	22%	-
Generación Mediterránea S.A.	9%	15%
Rafael G. Albanesi S.A.	8%	11%
Cía. Administradora del Mercado Mayorista Eléctrico S.A.	7%	10%
No other individual customer has an interest in total trade receivables or revenue exceeding 10% for the years reported.
The Company keeps no securities as insurance. It assesses risk concentration with respect to trade and other receivables as high because its customers are concentrated as detailed below.
Below is the information on the credit risk exposure of the Company’s trade receivables:

As of December 31, 2022	To fall due	Less than 90 days	More than 90 days	Total
Days past due
Estimated total gross amount at default	32,921	6,057	231	39,209
Expected credit losses	—	—	(231)	(231)

				38,978

As of December 31, 2021	To fall due	Less than 90 days	More than 90 days	Total
Days past due
Estimated total gross amount at default	23,729	1,495	406	25,630
Expected credit losses	—	—	(406)	(406)

				25,224

The credit risk of liquid funds and other financial investments is limited since the counterparties are banks with high credit ratings. If there are no independent risk ratings, the risk control area assesses the customer’s solvency based on prior experiences and other factors.

18.6.1.3 Liquidity risk
Liquidity risk is related to the Company’s capacity to finance its commitments and carry out its business plans with stable financial sources, indebtedness level and the maturity profile of the financial payable. The Company’s Finance department makes cash flow projections.
Company Management supervises the updated projections on liquidity requirements to ensure the sufficiency of cash and liquid financial instruments to meet operating needs. The aim is to ensure that the Company does not violate the indebtedness levels or restrictions, if applicable, of any credit line. These projections consider the plans to finance the Company’s payable, compliance with restrictions and, if applicable, external regulatory or legal requirements, such as, for example, restrictions in the use of foreign currency.
Excess cash flow and the amounts above the working capital requirement are managed by the Company’s Finance department that invests the surplus in mutual funds and money market funds by choosing instruments with timely due dates and currencies and proper credit quality and liquidity to provide sufficient margin according to the aforementioned projections.
The Company diversifies its sources of funding between banks and capital markets and is exposed to refinancing risk upon expiry.
Below is the assessment of the Company’s liquidity risk as of December 31, 2022, and 2021:

	As of December 31, 2022	As of December 31, 2021
Current assets	347,690	375,070
Current liabilities	408,344	385,738

Liquidity index	0.852	0.972

The following table includes an analysis of the Company’s financial liabilities grouped according to their maturity dates and considering the remainder period until contractual expiry date as from the date of the financial statements.
The amounts included in the table are no discounted contractual cash flows.

As of December 31, 2022	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	229,563	71,731	301,294
From 1 to 2 years	5,147	154,895	160,042
From 2 to 5 years	9,998	257,279	267,277
Over 5 years	5,499	65,427	70,926

Total	250,207	549,332	799,539

As of December 31, 2021	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	146,148	163,222	309,370
From 1 to 2 years	58,372	157,792	216,164
From 2 to 5 years	9,688	214,491	224,179
Over 5 years	4,051	75,468	79,519

Total	218,259	610,973	829,232

18.6.1.4 Other risks
Access to the foreign exchange market in Argentina
Below is the regulatory framework established by the Central Bank of Argentina (“BCRA” by Spanish acronym) during the year ended December 31, 2022, whereby it introduced certain restrictions and adjustments on hoarding and consumption of currencies other than the Argentine peso, and for the acquisition of currency that may be accessed by the Company:

(i)	Communiqué “A” 7490, as supplemented
On April 12, 2022, through Communiqué “A” 7490, the BCRA enacted a new revised text of foreign trade and exchange regulations whereby it extended through December 31, 2022:

(a)	the foreign exchange restrictions applicable to import payments;

(b)	the prior approval to settle foreign financial payables to related creditors; and

(c)	the standards on external debt refinancing, among others.

(ii)	Communiqué “A” 7507, as supplemented
On May 5, 2022, BCRA Communiqué “A” 7507 introduced some amendments to foreign trade and exchange regulations concerning foreign exchange market access to make payments for imports of goods; and extended the term of the restrictions to access the foreign exchange market for certain financial payables through December 31, 2023.
The BCRA requires that companies with financial payables abroad and principal payments scheduled between October 15, 2020, and December 31, 2022 (the “Relevant Period”) submit a refinancing plan (the “Refinancing Plan”) according to the following criteria: (a) the net amount for which the debtor may access the foreign exchange market should not exceed 40% of principal due in the Relevant Period, and (b) the remainder 60% should be refinanced by the original creditors through a new debt with an average life of no less than 2 (two) years.
The refinancing scheme will be considered complete once the debtor accesses the foreign exchange market to settle principal for an amount exceeding 40% of original principal, provided that such debtor has a certificate of increased exports of goods or a certificate for the systems to access currency for the increasing production of Crude oil and/or Natural gas for: (a) issuances of debt securities registered in a public registry abroad or other financial debts abroad; (b) issuances of debt securities registered in a public registry in Argentina denominated in foreign currency that meet the established conditions, and (c) the transaction is carried out through a swap transaction or arbitration with funds deposited in a special account for the system to promote the knowledge economy held by the customer and such customer has a certificate for direct investment contributions under the system for promoting the knowledge economy.

(iii)	Communiqué “A” 7532, as supplemented
On June 27, 2022, through Communiqué “A” 7532, the BCRA introduced as an additional requirement for customer transactions subject to the comprehensive system for monitoring foreign payments of services (“SIMPES” by Spanish acronym) that the entity may provide access to the foreign exchange market insofar as any of the following conditions is met:
(a) the Company has the customer’s sworn statement evidencing that the accumulated amount (including the payment to be made and those made by the client through the foreign exchange market for the items subject to the SIMPES in the current calendar year) does not exceed the amount that arises from considering: (i) the proportional portion, accrued through the current month, of all payments made by the importer in 2021 for all items included. Should the latter be smaller than 50,000 (fifty thousand), this amount or the annual cap will be used, whichever lower (ii) less the amount outstanding to date for letters of credit or endorsed bills in its name by local financial entities for service imports;
(b) The payment meets the following conditions: (i) it may classified under the methods provided for in points 3.18 and 3.19 of the revised foreign trade and foreign exchange regulations; (ii) it is related to items “S08. Prima de seguros” (insurance premiums) and “S09. Pago de siniestros” (claim payment), and (iii) it is made within 180 (one hundred and eighty) days as from the actual service provision;

(c) The customer (i) gains access simultaneously by settling a new financial payable abroad with an average life no less than 180 (one hundred and eighty) days and at least 50% of principal falls due after the actual service provision plus 90 (ninety) days; (ii) gains access with funds from financing of service imports granted by a local financial institution from a trade credit line abroad with an average life no less than 180 (one hundred and eighty) days and at least 50% of principal falls due after the actual service provision plus 90 (ninety) days.

(iv)	Communiqué “A” 7552, as supplemented
On July 21, 2022, through Communiqué “A” 7552, the BCRA included the holding of Argentine certificates of deposit (“CEDEARs” by Spanish acronym) in the availability cap of 100,000 (one thousand) for those who access the official foreign exchange market.
The Company should also have a sworn statement detailing the natural or artificial persons who exert a direct control over the customer, and the evidence of the day when market access is requested, validating that in the previous 90 (ninety) calendar days: (a) it has not sold in Argentina securities settled in foreign currency; (b) it has not swapped securities issued by residents for external assets; (c) it did not transfer securities to entities abroad; (d) it has not acquired in Argentina securities issued by nonresidents settled in Argentine pesos; (e) it has not acquired CEDEARs representative of foreign shares; (f) it has not acquired securities representative of private debt issued abroad; (g) it has not delivered funds in local currency or other local assets receiving, as prior or subsequent consideration, either directly or indirectly, on its own or through an affiliate, controlled or parent company, external assets, cryptocurrency or securities deposited abroad.
Points (e) to (g) will govern transactions conducted as from July 22, 2022.
In addition, it establishes that entities will require the prior BCRA approval to grant access to the foreign exchange market to human or artificial persons included by the AFIP on its database of false invoices or equivalent documents.

(v)	Communiqué “A” 7570
On August 5, 2022, through Communiqué “A” 7570, the BCRA set forth that advance payments and pre-export
and post-export financing abroad should be brought into the foreign exchange market within 5 (five) business days as from the collection or disbursement abroad, with 10 (ten) additional calendar days. This term will be extended to 180 (one hundred and eighty) calendar days as from the collection or disbursement abroad when the customer meets the following conditions: (a) the funds were transferred to the local entity’s correspondent account between August 4 and November 4, 2022; (b) the customer has settled foreign currency in the foreign exchange market for advance payments, pre-export
and post-export financing abroad in 2022 for an amount equal to or higher than the equivalent to 100,000 (one thousand); (c) the client brings in the funds for crediting purposes to its own special account to credit export financing until the settlement is made, and (d) the transfer abroad of funds that are held as transfers pending settlement will require the BCRA’s prior approval.

(vi)	Communiqué “A” 7621, as supplemented
On October 13, 2022, through Communiqué “A” 7621, the BCRA extended the effective term of the restrictions to access the foreign exchange market to: (a) settle principal from financial payables abroad when the creditor is a counterparty related to the debtor, and (b) the settlement of principal from financial payables abroad should the payment be related to principal due dates through December 31, 2023.

(vii)	Communiqué “A” 7622, as supplemented
On October 13, 2022, through Communiqué “A” 7622, the BCRA established that as from October 17, 2022, access to the foreign exchange market will be granted to make payments of imports of goods to transactions related to a statement in the Argentine import system (“SIRA” by Spanish acronym) provided that: (a) the payment is made once the term in calendar days is elapsed as from the date of the customs entry registration detailed in the SIRA statement, or (b) the payment is made through a swap or arbitration against the customer’s local account in foreign currency and in the SIRA statement evidencing that such option would be used, or (c) any of the situations mentioned in point 8 herein takes place.

In addition, entities may grant access to the foreign exchange market to make payments of imports of goods to transactions related to a SIRA statement before the term provided for in such statement insofar as the transaction is validated in the “Cuenta Corriente Única de Comercio Exterior” (single foreign trade current account) IT system implemented by the AFIP, the remainder regulatory requirements are met and the payment may be qualified in any of the aforementioned situations.

(viii)	Communiqué “A” 7626, as supplemented
On October 28, 2022, through Communiqué “A” 7626, the BCRA established that the customer that has a certificate for the systems to access currency for the increasing production of Crude oil and/or Natural gas (Decree No. 277/22) may access the foreign exchange market up to the certification amount to: (a) make principal payments of trade payables for the imports of goods or services without the need to have the prior approval set in Communiqué “A” 7532 or meet the term established in Communiqué “A” 7622; (b) make payments of profit and dividends to nonresident shareholders provided that the requirements set in revised foreign trade and foreign exchange regulations are met; (c) make principal payments of financial payables abroad which creditor is a counterparty related to the debtor without the prior approval required in revised foreign trade and foreign exchange regulations; (d) make principal payments of financial payables in foreign currency exceeding the amount resulting from the parameters set; and (e) repatriate direct investments made by nonresidents in companies that are not parent of local financial institutions under revised foreign trade and foreign exchange regulations.
The beneficiaries of the system to access currency for the incremental production of Crude oil (“RADPIP” by Spanish acronym) and/or the system to access currency for the increasing production of Natural gas (“RADPIGN” by Spanish acronym) should appoint a single local financial institution to issue the certificates and send them to the entities through which the customer will access the foreign exchange market.
The appointed entity should record the benefit amounts recognized by the Department of Energy under Decree No. 277/22 in favor of the customer, evidencing the benefit period and the total benefit amount in USD obtained during the period.
Finally, it sets forth that customers may also access the foreign exchange market to settle financial payables abroad provided that the established conditions are met and fulfillment of the general and specific requirements applicable to the transaction under effective foreign exchange regulations is evidenced in all cases.
As of December 31, 2022, the Company implemented the necessary actions to comply with the aforementioned communiqués and continues to monitor new changes in the regulatory framework and the impact of settling payables in currencies other than the Argentine peso.